Leases - Schedule of Finance Right-of-Use Assets And Lease Liabilities (Detail) ¥ in Thousands, $ in Thousands	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)
Leases [Abstract]
Finance lease right-of-use assets, net	¥ 35,824	$ 263	¥ 45,303
Current portion of finance lease liabilities	15,004	110	13,221
Finance lease liabilities, net of current portion	¥ 24,705	$ 182	¥ 36,799